BUSINESS COMBINATIONS (Details) - Hangzhou Deyu Car Dealing Services Co Ltd	1 Months Ended
Mar. 31, 2016 CNY (¥)
Business Acquisition [Line Items]
Net assets	¥ 45,374
Identifiable intangible assets —vehicles plates	4,246,166
Deferred tax liabilities	(1,061,542)
Total	¥ 3,229,998
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred	¥ 3,229,998